Taxes on Income	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 12 - TAXES ON INCOME:

a.	Tax rates applicable to the Company and subsidiaries:

For the Company and all subsidiaries based in Israel, Eventer, Jeffs’ Brands and its subsidiary Top Rank and Viewbix Ltd. are taxed according to Israeli tax law, where the corporate tax rate is 23% for the years 2022, 2021 and 2020.

Gix Internet and its subsidiaries Gix Media and Cortex Media Group are recognized as a “Preferred-Technology Enterprise” in accordance with Section 51 of the Encouragement of Capital Investments Law, 1959 and are taxed at a reduced corporate tax rate of 12%.

For all subsidiaries of the Company based in the US, Viewbix Inc. and Jeffs’ Brands subsidiaries – Smart Pro and Purex are taxed according to US tax rates, which is 21%.

b.	Final tax assessments:

As of December 31, 2022, the Company has a final tax assessment for all tax year up to the year ended December 31, 2017.

As of December 31, 2022, Gix Media has a final tax assessment for all tax year up to the year ended December 31, 2020. Cortex has a final tax assessment for all tax year up to the year ended December 31, 2018.Viewbix Israel has a final tax assessment for all tax year up to the year ended December 31, 2018.

As of December 31, 2022, Eventer has a final tax assessment for all tax year up to the year ended December 31, 2018.

c.	Deferred taxes are comprised of the following components:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred taxes are comprised of the following components:

	As of December 31	As of December 31
	2022	2021
	USD in thousands
Deferred tax assets
Deferred research and development expenses	261	-
Intangible assets	110	55
Employee compensation and benefits	13	-
Other	-	40
Accrued severance pay	13	-

Total deferred tax assets	397	95

Deferred tax liabilities:
Differences between tax basis and carrying values of loans	-	111
Intangible assets associated with business combinations	1,817	220
Total deferred tax liabilities	1,817	331

Net deferred tax liabilities	1,420	236

Income tax expenses are comprised as follows:

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Current tax expenses	813	94	9
Tax benefit in respect of prior years	(82)	-	-
Deferred tax expenses (income)	(620)	11	-
Taxes on expenses	111	105	9

d.	Carry forward tax losses

	December 31, 2022	December 31, 2021
	USD in thousands

Medigus*	60,000	62,000
Eventer*	3,300	2,700
Charging Robotics*	574	360
GERD IP*	786	857
Jeffs’ Brands*	1,217	747
Jeffs’ Brands subsidiaries	-	49
Gix Internet	18,471	-

*	There is no record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

f.	Taxes on income included in the Statements of Loss and Other Comprehensive Loss for the periods presented:

The following is reconciliation between the “theoretical” tax, which would apply to the Group if all of its income were taxed at the regular rate applicable to the Company in Israel and the amount of tax reflected in the consolidated statements of loss and other comprehensive loss for the reported year:

	2022	2021	2020
	USD in thousands
Income (Loss) before taxes on income	(10,097)	4,151	(6,841)
Theoretical tax rate	23%	23%	23%
Theoretical tax expense (benefit)	(2,322)	955	(1,575)
Disallowed deductions (tax exempt income):
Change in fair value of assets and liabilities measured at fair value through profit or loss	(38)	(275)	86
Share-based compensation	183	539	298
Amortization of excess purchase price of an associate	-	60	126
Profit recognized upon deconsolidation	-	(2,678)	-
Profit recognized upon first time consolidation	(529)	-	-
Non-deductible expenses	723	-	-
Different tax rates applicable to subsidiaries	(360)	(85)	-
Tax benefits in respect of prior years	(84)	-	-
Other	17	-	2
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	2,521	1,589	1,072
Taxes on income	111	105	9